Stock-Based Compensation - Summary of Stock-based Compensation Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 7,000,000	$ 8,300,000	$ 4,200,000
Modified Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	2,500,000
Liability Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	0		900,000
Management Retention Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	900,000	1,400,000	2,300,000
Restricted Stock Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense		200,000
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	10,552,000	9,979,000	7,328,000
Selling, General and Administrative Expenses [Member] | Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	7,037,000	8,346,000	4,192,000
Selling, General and Administrative Expenses [Member] | Modified Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	2,469,000
Selling, General and Administrative Expenses [Member] | Restricted Stock Units- Under 2014 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	100,000
Selling, General and Administrative Expenses [Member] | Liability Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	50,000	46,000	861,000
Selling, General and Administrative Expenses [Member] | Management Retention Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	896,000	1,416,000	2,275,000
Selling, General and Administrative Expenses [Member] | Restricted Stock Sales [Member] | Parent Guarantor [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense		$ 171,000